Note 40 - Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Largest 10 Customers Member
Concentration of Deposits Line Items
Concentration of Deposits Debt Balance	$ 15,293,060	$ 8,292,309		$ 7,458,824
Percent of Over Total Portfolio	5.89%	3.65%	3.53%
Following 50 Largest Customers Member
Concentration of Deposits Line Items
Concentration of Deposits Debt Balance	$ 15,553,822	$ 12,694,213		11,983,068
Percent of Over Total Portfolio	5.99%	5.59%	5.67%
Following 100 Largest Customers Member
Concentration of Deposits Line Items
Concentration of Deposits Debt Balance	$ 10,544,960	$ 9,108,019		8,306,965
Percent of Over Total Portfolio	4.06%	4.01%	3.93%
Rest of Customers Member
Concentration of Deposits Line Items
Concentration of Deposits Debt Balance	$ 218,117,219	$ 197,183,213		183,426,573
Percent of Over Total Portfolio	84.06%	86.75%	86.87%
Total of Concentration of Deposits Member
Concentration of Deposits Line Items
Concentration of Deposits Debt Balance	$ 259,509,061	$ 227,277,754		$ 211,175,430
Percent of Over Total Portfolio	100.00%	100.00%	100.00%